Allianz Life Insurance Company of New York
Stewart D. Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
April 29, 2021
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life of NY Variable Account C
        Registration Statement Nos. 333-182990 and 811-05716

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective Amendment, which Amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.
Sincerely,
Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg
            Stewart D. Gregg